Schedule of Investments (unaudited)
July 31, 2024
BlackRock Sustainable U.S. Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Broadline Retail — 9.8%
Amazon.com, Inc.(a)	2,828	$ 528,779
Capital Markets — 3.8%
S&P Global, Inc.	426	206,495
Chemicals — 1.9%
Ecolab, Inc.	452	104,272
Commercial Services & Supplies — 2.5%
Copart, Inc.(a)	2,564	134,174
Containers & Packaging — 1.0%
Ball Corp.	881	56,234
Financial Services — 6.3%
Mastercard, Inc., Class A	213	98,770
Visa, Inc., Class A	902	239,635
		338,405
Health Care Equipment & Supplies — 1.3%
IDEXX Laboratories, Inc.(a)	148	70,466
Health Care Providers & Services — 3.4%
UnitedHealth Group, Inc.	319	183,795
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	1,759	301,739
IT Services — 1.2%
Shopify, Inc., Class A(a)	1,036	63,403
Life Sciences Tools & Services — 6.1%
Danaher Corp.	404	111,940
Lonza Group AG, Registered Shares	148	98,555
Thermo Fisher Scientific, Inc.	197	120,828
		331,323
Machinery — 1.3%
Xylem, Inc.	520	69,420
Personal Care Products — 1.3%
L’Oreal SA	166	71,786
Pharmaceuticals — 2.7%
Eli Lilly & Co.	180	144,769
Security	Shares	Value
Real Estate Management & Development — 1.4%
CoStar Group, Inc.(a)	946	$ 73,807
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc.(a)	612	88,422
ASML Holding NV, Registered Shares	223	208,884
NVIDIA Corp.	6,260	732,545
		1,029,851
Software — 19.5%
Cadence Design Systems, Inc.(a)	348	93,146
Intuit, Inc.	294	190,321
Microsoft Corp.	1,684	704,501
Roper Technologies, Inc.	126	68,638
		1,056,606
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	1,981	439,940
Textiles, Apparel & Luxury Goods — 2.1%
Kering SA	160	49,142
Lululemon Athletica, Inc.(a)	245	63,372
		112,514
Total Long-Term Investments — 98.4% (Cost: $4,191,825)		5,317,778
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(b)(c)	89,929	89,929
Total Short-Term Securities — 1.7% (Cost: $89,929)		89,929
Total Investments — 100.1% (Cost: $4,281,754)		5,407,707
Liabilities in Excess of Other Assets — (0.1)%		(5,840)
Net Assets — 100.0%		$ 5,401,867
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
July 31, 2024
BlackRock Sustainable U.S. Growth Equity Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 7(b)	$ —	$ (7)	$ —	$ —	—	$ 3(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	91,359	—	(1,430)(b)	—	—	89,929	89,929	1,325	—
				$ (7)	$ —	$ 89,929		$ 1,328	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Broadline Retail	$ 528,779	$ —	$ —	$ 528,779
Capital Markets	206,495	—	—	206,495
Chemicals	104,272	—	—	104,272
Commercial Services & Supplies	134,174	—	—	134,174
Containers & Packaging	56,234	—	—	56,234
Financial Services	338,405	—	—	338,405
Health Care Equipment & Supplies	70,466	—	—	70,466
Health Care Providers & Services	183,795	—	—	183,795
Interactive Media & Services	301,739	—	—	301,739
IT Services	63,403	—	—	63,403
Life Sciences Tools & Services	232,768	98,555	—	331,323

Schedule of Investments (unaudited)  (continued)
July 31, 2024
BlackRock Sustainable U.S. Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery	$ 69,420	$ —	$ —	$ 69,420
Personal Care Products	—	71,786	—	71,786
Pharmaceuticals	144,769	—	—	144,769
Real Estate Management & Development	73,807	—	—	73,807
Semiconductors & Semiconductor Equipment	1,029,851	—	—	1,029,851
Software	1,056,606	—	—	1,056,606
Technology Hardware, Storage & Peripherals	439,940	—	—	439,940
Textiles, Apparel & Luxury Goods	63,372	49,142	—	112,514
Short-Term Securities
Money Market Funds	89,929	—	—	89,929
	$ 5,188,224	$ 219,483	$ —	$ 5,407,707
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